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                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                METLIFE PERSONAL INCOMEPLUS(R) VARIABLE ANNUITY
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                         SUPPLEMENT DATED MAY 1, 2016
                                      TO
                         PROSPECTUS DATED MAY 1, 2016

This Supplement should be read in conjunction with the MetLife Personal IncomePlus(R) ("PIP") Prospectus dated May 1, 2016, as annually supplemented, and, to the extent inconsistent therewith, replaces information in the Prospectus dated May 1, 2016 and any other supplement previously filed with respect to the same subject matter. It should be read in its entirety and kept together with Your Prospectus and supplements for future reference. If You would like another copy of the Prospectus, write to us at Metropolitan Life Insurance Company, MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, Attention: Personal IncomePlus Unit or call us at
(866) 438-6477 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

The Retirement Income Plan for Employees of Rockefeller & Rockefeller, et al. ("Plan") purchased a Group Annuity Contract ("Contract") from Metropolitan Life Insurance Company ("MetLife") whereby MetLife has agreed to pay annuity benefits to eligible participants in the Plan upon retirement. Eligible Plan participants ("Certificateholders" "You" or "Your") received a certificate under the Contract which describes the specific forms of annuity pay-outs to which they are entitled. Under the terms of the Contract, Certificateholders may elect to convert up to 50% of their fixed pay-out to a variable income annuity. This conversion may be done in one step at the time of election or staggered in three equal annual conversions. The variable income annuity to which the fixed pay-out amount is applied is the PIP variable income annuity. No other amounts, such as other qualified or non-qualified account balances, may be added to this certificate. The attached PIP Prospectus describes the features, investment choices, charges and expenses of the PIP variable income annuity. However Your certificate differs from the standard PIP certificate in significant ways.

This Supplement to the Prospectus describes those differences which pertain only to Your Variable Annuity certificate.

Please note the following (the page designations below represent the pages in the Prospectus where the disclosure in this Supplement applies):

1.   TABLE OF EXPENSES -- REALLOCATION FEE -- PAGE 6

Reallocation fees will never be imposed under the certificate.

2.   WILL PREPARATION SERVICE -- PAGE 12

Will Preparation Service is not available.

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3.   YOUR INVESTMENT CHOICES -- PAGES 12-16

Fourteen of the investment choices are available if You elect the variable income annuity pay-out. These fourteen investment choices are:

MFS(R) Total Return
Clarion Global Real Estate
BlackRock Large Cap Value
Met/Wellington Core Equity Opportunities
MetLife Stock Index
MetLife Mid Cap Stock Index
MFS(R) Research International
Russell 2000(R) Index
American Funds Growth
T. Rowe Price Large Cap Growth
Invesco Small Cap Growth
MetLife Asset Allocation 40
MetLife Asset Allocation 60
MetLife Asset Allocation 80

4.   INCOME PAYMENT TYPES -- PAGES 17-18

The following income payment types are available:

LIFETIME INCOME ANNUITY (called "LIFE ANNUITY" in Your certificate)

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD (called "TERM CERTAIN AND LIFE ANNUITY" in Your certificate)

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD (called "TERM CERTAIN JOINT AND SURVIVOR LIFE Annuity" in Your certificate).

Under the terms of Your certificate only a ten year guarantee period is available (called a "Period Certain of 120 Months" in Your certificate). The percentage that is paid to the annuitant once the first annuitant has died (the "survivor") must be a whole number from 50% to 100% or 66 2/3%.

Lifetime Income Annuity for Two and Income Annuity for a Guarantee Period are not available.

All income payments will be made on a monthly basis unless Your monthly income payment is less than $25, in which case, payments will be made on a quarterly basis. In accordance with Your election, MetLife will convert Your fixed pay-out to a Variable Annuity immediately prior to the start date of the Variable Annuity. You do not bear any investment risk prior to the date that the fixed pay-out is converted to a Variable Annuity.

5.   WITHDRAWAL OPTION -- PAGES 19-20

The Withdrawal Option is not available.

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6.   DEATH BENEFIT -- PAGE 20

There is no Death Benefit with respect to the Income Annuity. At the Certificate holder's death, the income payment type will determine what benefit, if any, is payable to the designated survivor or beneficiary.

7. ANNUITY PURCHASE RATE -- PAGE 4; THE VALUE OF YOUR INCOME PAYMENTS -- PAGES 21-23; AND PURCHASE PAYMENTS -- PAGES 28-29

Certificateholders do not make a "purchase payment" to acquire the variable income annuity. Instead, the "purchase payment" is the amount that MetLife holds in order to make the fixed pay-out that would otherwise have been paid in the absence of Your election to receive a Variable Annuity. Such amount then funds Your variable income annuity. This is the amount MetLife utilizes in its calculation to determine the number of annuity units credited to You and Your initial variable income payment. You must complete and return to MetLife a variable annuity election form in order to receive the variable income annuity. This election form must be received by MetLife at least 30 days before the Annuity Commencement Date.

Under the terms of the Contract the amount that MetLife holds in order to make the fixed pay-out, as described in the above paragraph, is applied to the Separate Account on the Annuity Commencement Date, when it is effective and valued at the close of the Exchange. (If the Annuity Commencement Date is not a day on which the Exchange is open, the amount will be effective and valued the next day the Annuity Unit Value is calculated.) Consequently, the Initial Variable Income Payment and Your first actual variable income payment will be the same amount.

8.   ALLOCATION OF PURCHASE PAYMENTS -- PAGE 21

If You select an income allocation Investment Division (MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio or MetLife Asset Allocation 80 Portfolio) as an investment choice for Your variable income annuity pay-out, You are not required to allocate 100% of Your pay-out to only one of the income allocation Investment Divisions.

9.   ASSUMED INVESTMENT RETURN -- PAGE 22

The Assumed Investment Return (AIR) is 5%.

10.  THE FIXED INCOME OPTION/REALLOCATION PRIVILEGE -- PAGES 23-24

The Fixed Income Option is not available. No reallocations may be made to the Fixed Income Option described in the Prospectus. The fixed pay-out available under Your certificate is not the same as that described in the Prospectus. No reallocations are permitted between the variable income annuity and the fixed annuity pay-out available under Your certificate. Reallocations are only permitted between the investment choices.

11.  FREE LOOK -- PAGE 28

There is no Free Look. The election to convert a portion of the fixed pay-out into a Variable Annuity is irrevocable.

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12.  GENERAL INFORMATION -- ABANDONED PROPERTY REQUIREMENTS -- PAGE 30

This paragraph does not apply to your Plan.

13.  INCOME TAXES -- PAGE 36

Since the Plan purchased the Contract, it is considered a "Qualified" Contract. However, it is not in the form of an Individual Retirement Account. We do not deduct money for premium taxes when You convert a percentage of Your fixed pay-out to a variable income annuity (See page 28.). Certificateholders pay ordinary income taxes on income payments (i.e., annuity benefits).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 P.O. Box 14660                                      Telephone (866) 438-6477
 Lexington, KY 40512-4660

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